Segmental analysis - Schedule of Operating Segments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying net interest income	£ 12,277	£ 13,298	£ 12,922
Underlying other income	5,726	5,331	2,619
Total income, after net finance expense in respect of insurance and investment contracts	18,003	18,629	15,541
Net income	18,003	18,629	15,541
Operating costs	(11,601)	(10,823)	(9,237)
Impairment	(431)	(303)	(1,522)
Profit before tax	5,971	7,503	4,782
Loans and advances to customers	459,857	449,745
External assets	906,697	881,453
Customer deposits	482,745	471,396
External liabilities	860,809	834,088
Analysis of underlying other income:
Underlying other income	5,726	5,331	2,619
Other items reflected in income statement above:
Depreciation and amortisation	3,426	2,905	2,396
Defined benefit scheme charge (credit)	(11)	(79)	125
Non-income statement items:
Investments in joint ventures and associates at end of year	542	401
Gain loss on sale of leased assets net operating leases	59	93	197
Non-current assets or disposal groups classified as held for sale	5,122	0
Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying net interest income	12,845	13,765	13,172
Underlying other income	5,597	5,123	4,666
Total income, after net finance expense in respect of insurance and investment contracts	18,442	18,888	17,838
Operating lease depreciation	(1,325)	(956)	(373)
Net income	17,117	17,932	17,465
Operating costs	(9,442)	(9,140)	(8,672)
Remediation	(899)	(675)	(255)
Total costs	(10,341)	(9,815)	(8,927)
Impairment	(433)	(308)	(1,510)
Profit before tax	6,343	7,809	7,028
External income	18,442	18,888	17,838
External operating lease depreciation	(1,325)	(956)	(373)
Inter-segment (expense) income	0	0	0
Loans and advances to customers	459,857	449,745	454,899
External assets	906,697	881,453	873,394
Customer deposits	482,745	471,396	475,331
External liabilities	860,809	834,088	829,483
Analysis of underlying other income:
Underlying other income	5,597	5,123	4,666
Other items reflected in income statement above:
Depreciation and amortisation	3,426	2,905	2,396
Defined benefit scheme charge (credit)	(11)	(79)	125
Non-income statement items:
Additions to fixed assets	5,623	5,455	3,855
Investments in joint ventures and associates at end of year	542	401	385
Retail £m | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying net interest income	8,930	9,647	9,774
Underlying other income	2,384	2,159	1,731
Total income, after net finance expense in respect of insurance and investment contracts	11,314	11,806	11,505
Operating lease depreciation	(1,319)	(948)	(368)
Net income	9,995	10,858	11,137
Operating costs	(5,596)	(5,469)	(5,175)
Remediation	(750)	(515)	(92)
Total costs	(6,346)	(5,984)	(5,267)
Impairment	(457)	(831)	(1,373)
Profit before tax	3,192	4,043	4,497
External income	13,596	12,803	12,055
External operating lease depreciation	(1,319)	(948)	(368)
Inter-segment (expense) income	(2,282)	(997)	(550)
Loans and advances to customers	372,250	361,181	364,194
External assets	387,322	376,789	372,485
Customer deposits	319,726	308,441	310,765
External liabilities	324,730	313,244	314,091
Analysis of underlying other income:
Underlying other income	2,384	2,159	1,731
Other items reflected in income statement above:
Depreciation and amortisation	2,303	1,927	1,216
Defined benefit scheme charge (credit)	7	53	72
Non-income statement items:
Additions to fixed assets	3,485	3,294	2,146
Investments in joint ventures and associates at end of year	0	0	4
Consumer lending | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income	1,810	1,553	1,176
Analysis of underlying other income:
Underlying other income	1,810	1,553	1,176
Consumer relationships | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income	574	606	555
Analysis of underlying other income:
Underlying other income	574	606	555
Commercial Banking | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying net interest income	3,434	3,799	3,447
Underlying other income	1,825	1,691	1,565
Total income, after net finance expense in respect of insurance and investment contracts	5,259	5,490	5,012
Operating lease depreciation	(6)	(8)	(5)
Net income	5,253	5,482	5,007
Operating costs	(2,762)	(2,647)	(2,496)
Remediation	(104)	(127)	(133)
Total costs	(2,866)	(2,774)	(2,629)
Impairment	14	511	(517)
Profit before tax	2,401	3,219	1,861
External income	3,991	4,570	4,330
External operating lease depreciation	(6)	(8)	(5)
Inter-segment (expense) income	1,268	920	682
Loans and advances to customers	87,602	88,606	93,675
External assets	148,548	150,834	147,477
Customer deposits	162,645	162,752	163,828
External liabilities	207,066	204,815	202,070
Analysis of underlying other income:
Underlying other income	1,825	1,691	1,565
Other items reflected in income statement above:
Depreciation and amortisation	338	410	207
Defined benefit scheme charge (credit)	2	21	28
Non-income statement items:
Additions to fixed assets	107	88	101
Investments in joint ventures and associates at end of year	0	0	0
Business and Commercial Banking | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income	539	514	555
Analysis of underlying other income:
Underlying other income	539	514	555
Corporate and Institutional Banking | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income	1,286	1,177	1,010
Analysis of underlying other income:
Underlying other income	1,286	1,177	1,010
Insurance, Pensions and Investments £m
Non-income statement items:
Non-current assets or disposal groups classified as held for sale	5,122
Liabilities included in disposal groups classified as held for sale	5,268
Insurance, Pensions and Investments £m | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying net interest income	(136)	(132)	(101)
Underlying other income	1,292	1,209	960
Total income, after net finance expense in respect of insurance and investment contracts	1,156	1,077	859
Operating lease depreciation	0	0	0
Net income	1,156	1,077	859
Operating costs	(924)	(880)	(879)
Remediation	(19)	(14)	(30)
Total costs	(943)	(894)	(909)
Impairment	7	7	(12)
Profit before tax	220	190	(62)
External income	1,292	1,221	910
External operating lease depreciation	0	0	0
Inter-segment (expense) income	(136)	(144)	(51)
Loans and advances to customers	0	0	0
External assets	197,309	184,267	170,777
Customer deposits	0	0	0
External liabilities	193,519	179,962	168,357
Analysis of underlying other income:
Underlying other income	1,292	1,209	960
Other items reflected in income statement above:
Depreciation and amortisation	229	201	142
Defined benefit scheme charge (credit)	3	6	7
Non-income statement items:
Additions to fixed assets	75	80	151
Investments in joint ventures and associates at end of year	0	0	0
Life, Pensions and Investments | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income	979	966	773
Analysis of underlying other income:
Underlying other income	979	966	773
General insurance | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income	229	171	114
Analysis of underlying other income:
Underlying other income	229	171	114
Other | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income	84	72	73
Analysis of underlying other income:
Underlying other income	84	72	73
Other £m | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying net interest income	617	451	52
Underlying other income	96	64	410
Total income, after net finance expense in respect of insurance and investment contracts	713	515	462
Operating lease depreciation	0	0	0
Net income	713	515	462
Operating costs	(160)	(144)	(122)
Remediation	(26)	(19)	0
Total costs	(186)	(163)	(122)
Impairment	3	5	392
Profit before tax	530	357	732
External income	(437)	294	543
External operating lease depreciation	0	0	0
Inter-segment (expense) income	1,150	221	(81)
Loans and advances to customers	5	(42)	(2,970)
External assets	173,518	169,563	182,655
Customer deposits	374	203	738
External liabilities	135,494	136,067	144,965
Analysis of underlying other income:
Underlying other income	96	64	410
Other items reflected in income statement above:
Depreciation and amortisation	556	367	831
Defined benefit scheme charge (credit)	(23)	(159)	18
Non-income statement items:
Additions to fixed assets	1,956	1,993	1,457
Investments in joint ventures and associates at end of year	542	401	381
Venture capital | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income	457	448	469
Analysis of underlying other income:
Underlying other income	457	448	469
Other | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income	(361)	(384)	(59)
Analysis of underlying other income:
Underlying other income	(361)	(384)	(59)
Other | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income	(277)	(312)	14
Analysis of underlying other income:
Underlying other income	£ (277)	£ (312)	£ 14